Supplementary Guarantor Information (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
	Sep. 16, 2014	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Statements of Operations [Abstract]
Net sales		$ 1,518.8	$ 1,542.7	$ 1,709.9	$ 1,689.4	$ 1,750.9	$ 1,997.6	$ 1,593.8	$ 1,530.8	$ 1,383.5	$ 6,692.9	$ 6,505.7	$ 5,570.4
Cost of products sold (exclusive of items shown separately below)		1,365.5				1,608.6					6,032.0	6,007.7	5,107.8
Selling and administrative expenses (exclusive of items shown separately below)		63.5				69.2					261.9	247.2	205.3
Depreciation		53.7				55.4					216.0	201.9	190.1
Pension and OPEB expense (income) (exclusive of corridor charges shown below)		(11.9)				(16.1)					(63.0)	(92.5)	(68.6)
Pension and OPEB net corridor charge											131.2	2.0	0.0
Charge for facility idling											28.1	0.0	0.0
Total operating costs		1,470.8				1,717.1					6,606.2	6,366.3	5,434.6
Operating profit (loss)		48.0	(34.4)	80.2	7.1	33.8	74.5	63.7	36.5	(35.3)	86.7	139.4	135.8
Interest expense		42.8				43.9					173.0	144.7	127.4
Impairment of Magnetation investment		0.0				(256.3)					(256.3)	0.0	0.0
Impairment of AFSG investment											(41.6)	0.0	0.0
Other income (expense)		(0.7)				(16.7)					1.4	(21.1)	(1.4)
Income (loss) before income taxes		4.5				(283.1)					(382.8)	(26.4)	7.0
Income tax expense (benefit)		0.1				7.7					63.4	7.7	(10.4)
Equity in net income (loss) of subsidiaries		0.0				0.0					0.0	0.0	0.0
Net income (loss)		4.4				(290.8)					(446.2)	(34.1)	17.4
Less: Net income attributable to noncontrolling interests		18.0				15.5					62.8	62.8	64.2
Net income (loss) attributable to AK Steel Holding Corporation		(13.6)	(145.4)	$ 6.7	(64.0)	(306.3)	13.5	$ (7.2)	$ (17.1)	(86.1)	(509.0)	(96.9)	(46.8)
Other comprehensive income (loss)		(1.0)				(10.2)					17.2	(527.8)	322.3
Comprehensive income (loss) attributable to AK Steel Holding Corporation		(14.6)				(316.5)					(491.8)	(624.7)	275.5
Current assets:
Cash and cash equivalents		56.6	56.6		89.4	70.2	70.2			45.3	70.2	45.3	227.0	$ 113.0	$ 56.6	$ 89.4	$ 70.2	$ 45.3	$ 227.0
Accounts receivable, net														488.7	444.9		644.3
Inventory, net														1,068.9	1,226.3		1,172.1
Other current assets														71.8	78.4		71.4
Total current assets														1,742.4	1,806.2		1,958.0
Property, plant and equipment														6,488.4	6,466.0		6,388.4
Accumulated depreciation														(4,432.7)	(4,379.5)		(4,175.2)
Property, plant and equipment, net														2,055.7	2,086.5		2,213.2
Other non-current assets:
Investments in affiliates															70.7		388.7
Investment in subsidiaries														0.0	0.0		0.0
Inter-company accounts														0.0	0.0		0.0
Other non-current assets															121.0		268.1
Other non-current assets														189.2	191.7
TOTAL ASSETS														3,987.3	4,084.4		4,828.0
Current liabilities:
Accounts payable														643.3	703.4		803.1
Accrued liabilities														270.0	261.5		266.5
Current portion of pension and other postretirement benefit obligations														78.4	77.7		55.6
Total current liabilities														991.7	1,042.6		1,125.2
Non-current liabilities:
Long-term debt														2,336.4	2,354.1		2,422.0
Pension and other postretirement benefit obligations														1,132.4	1,146.9		1,225.3
Other non-current liabilities														138.4	136.4		132.5
TOTAL LIABILITIES														4,598.9	4,680.0		4,905.0
Equity (deficit):
Total stockholders' equity (deficit)														(990.5)	(977.6)		(492.5)
Noncontrolling interests														378.9	382.0		415.5
TOTAL EQUITY (DEFICIT)														(611.6)	(595.6)	(392.9)	(77.0)	192.7	(91.0)
TOTAL LIABILITIES AND EQUITY (DEFICIT)														3,987.3	4,084.4		4,828.0
Condensed Cash Flows [Abstract]
Net cash flows from operating activities		136.7				(2.7)					200.3	(322.8)	(110.2)
Cash flows from investing activities:
Capital investments		(28.8)				(28.3)					(99.0)	(81.1)	(63.6)
Investments in Magnetation joint venture											0.0	(100.0)	(50.0)
Investments in acquired business, net of cash acquired											0.0	(690.3)	0.0
Proceeds from sale of equity investee											25.0	0.0	0.0
Proceeds from AFSG Holdings, Inc. distribution											14.0	0.0	0.0
Other investing items, net		(0.1)				(5.6)					12.5	13.6	15.1
Net cash flows from investing activities		(28.9)				(33.9)					(47.5)	(857.8)	(98.5)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility		(30.0)				75.0					(55.0)	515.0	90.0
Proceeds from issuance of long-term debt											0.0	427.1	31.9
Redemption of long-term debt											(14.1)	(0.8)	(27.4)
Proceeds from issuance of common stock	$ 345.3										0.0	345.3	0.0
Debt issuance costs											0.0	(15.5)	(3.4)
Inter-company activity		0.0				0.0					0.0	0.0	0.0
SunCoke Middletown distributions to noncontrolling interest owners		(21.1)				(18.3)					(96.3)	(61.0)	(64.8)
Other financing items, net		(0.3)				(0.9)					(1.0)	(4.6)	0.7
Net cash flows from financing activities		(51.4)				55.8					(166.4)	1,205.5	27.0
Net increase (decrease) in cash and cash equivalents		56.4				19.2					(13.6)	24.9	(181.7)
Cash and cash equivalents, beginning of year		56.6			89.4	70.2				45.3	70.2	45.3	227.0
Cash and cash equivalents, end of year		113.0	56.6			89.4	70.2				56.6	70.2	45.3
AK Holding [Member]
Condensed Statements of Operations [Abstract]
Net sales		0.0				0.0					0.0	0.0	0.0
Cost of products sold (exclusive of items shown separately below)		0.0				0.0					0.0	0.0	0.0
Selling and administrative expenses (exclusive of items shown separately below)		1.3				1.7					4.9	4.6	4.4
Depreciation		0.0				0.0					0.0	0.0	0.0
Pension and OPEB expense (income) (exclusive of corridor charges shown below)		0.0				0.0					0.0	0.0	0.0
Pension and OPEB net corridor charge											0.0	0.0
Charge for facility idling											0.0
Total operating costs		1.3				1.7					4.9	4.6	4.4
Operating profit (loss)		(1.3)				(1.7)					(4.9)	(4.6)	(4.4)
Interest expense		0.0				0.0					0.0	0.0	0.0
Impairment of Magnetation investment						0.0					0.0
Impairment of AFSG investment											0.0
Other income (expense)		0.0				0.0					0.0	0.0	0.0
Income (loss) before income taxes		(1.3)				(1.7)					(4.9)	(4.6)	(4.4)
Income tax expense (benefit)		0.0				0.0					0.0	0.0	0.0
Equity in net income (loss) of subsidiaries		(11.1)				(304.5)					(504.1)	(92.3)	(42.4)
Net income (loss)		(12.4)				(306.2)					(509.0)	(96.9)	(46.8)
Less: Net income attributable to noncontrolling interests		0.0				0.0					0.0	0.0	0.0
Net income (loss) attributable to AK Steel Holding Corporation		(12.4)				(306.2)					(509.0)	(96.9)	(46.8)
Other comprehensive income (loss)		(1.0)				(10.2)					17.2	(527.8)	322.3
Comprehensive income (loss) attributable to AK Steel Holding Corporation		(13.4)				(316.4)					(491.8)	(624.7)	275.5
Current assets:
Cash and cash equivalents		0.0	0.0		0.0	0.0	0.0			0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable, net														0.0	0.0		0.0
Inventory, net														0.0	0.0		0.0
Other current assets														0.0	0.0		0.3
Total current assets														0.0	0.0		0.3
Property, plant and equipment														0.0	0.0		0.0
Accumulated depreciation														0.0	0.0		0.0
Property, plant and equipment, net														0.0	0.0		0.0
Other non-current assets:
Investments in affiliates															0.0		0.0
Investment in subsidiaries														(3,311.1)	(3,541.0)		(2,970.9)
Inter-company accounts														2,320.6	2,563.4		2,478.1
Other non-current assets															0.0		0.0
Other non-current assets														0.0	0.0
TOTAL ASSETS														(990.5)	(977.6)		(492.5)
Current liabilities:
Accounts payable														0.0	0.0		0.0
Accrued liabilities														0.0	0.0		0.0
Current portion of pension and other postretirement benefit obligations														0.0	0.0		0.0
Total current liabilities														0.0	0.0		0.0
Non-current liabilities:
Long-term debt														0.0	0.0		0.0
Pension and other postretirement benefit obligations														0.0	0.0		0.0
Other non-current liabilities														0.0	0.0		0.0
TOTAL LIABILITIES														0.0	0.0		0.0
Equity (deficit):
Total stockholders' equity (deficit)														(990.5)	(977.6)		(492.5)
Noncontrolling interests														0.0	0.0		0.0
TOTAL EQUITY (DEFICIT)														(990.5)	(977.6)		(492.5)
TOTAL LIABILITIES AND EQUITY (DEFICIT)														(990.5)	(977.6)		(492.5)
Condensed Cash Flows [Abstract]
Net cash flows from operating activities		(1.3)				(1.4)					(3.7)	(3.4)	(3.5)
Cash flows from investing activities:
Capital investments		0.0				0.0					0.0	0.0	0.0
Investments in Magnetation joint venture												0.0	0.0
Investments in acquired business, net of cash acquired												0.0
Proceeds from sale of equity investee											0.0
Proceeds from AFSG Holdings, Inc. distribution											0.0
Other investing items, net		0.0				0.0					0.0	0.0	0.0
Net cash flows from investing activities		0.0				0.0					0.0	0.0	0.0
Cash flows from financing activities:
Net borrowings (repayments) under credit facility		0.0				0.0					0.0	0.0	0.0
Proceeds from issuance of long-term debt												0.0	0.0
Redemption of long-term debt											0.0	0.0	0.0
Proceeds from issuance of common stock												345.3
Debt issuance costs												0.0	0.0
Inter-company activity		1.6				2.3					4.7	(341.0)	4.1
SunCoke Middletown distributions to noncontrolling interest owners		0.0				0.0					0.0	0.0	0.0
Other financing items, net		(0.3)				(0.9)					(1.0)	(0.9)	(0.6)
Net cash flows from financing activities		1.3				1.4					3.7	3.4	3.5
Net increase (decrease) in cash and cash equivalents		0.0				0.0					0.0	0.0	0.0
Cash and cash equivalents, beginning of year		0.0			0.0	0.0				0.0	0.0	0.0	0.0
Cash and cash equivalents, end of year		0.0	0.0			0.0	0.0				0.0	0.0	0.0
AK Steel [Member]
Condensed Statements of Operations [Abstract]
Net sales		1,468.2				1,702.5					6,498.2	6,284.2	5,339.3
Cost of products sold (exclusive of items shown separately below)		1,351.3				1,609.4					5,984.9	5,937.6	5,012.1
Selling and administrative expenses (exclusive of items shown separately below)		64.5				70.8					270.4	251.0	205.0
Depreciation		46.4				48.4					187.7	176.1	169.4
Pension and OPEB expense (income) (exclusive of corridor charges shown below)		(11.9)				(16.1)					(63.0)	(92.5)	(68.6)
Pension and OPEB net corridor charge											131.2	2.0
Charge for facility idling											28.1
Total operating costs		1,450.3				1,712.5					6,539.3	6,274.2	5,317.9
Operating profit (loss)		17.9				(10.0)					(41.1)	10.0	21.4
Interest expense		42.3				43.4					171.0	142.1	125.9
Impairment of Magnetation investment						0.0					0.0
Impairment of AFSG investment											0.0
Other income (expense)		(4.1)				(2.6)					6.4	(17.7)	(5.9)
Income (loss) before income taxes		(28.5)				(56.0)					(205.7)	(149.8)	(110.4)
Income tax expense (benefit)		(6.1)				1.5					39.6	(19.2)	(27.8)
Equity in net income (loss) of subsidiaries		10.1				(247.0)					(258.8)	38.3	40.2
Net income (loss)		(12.3)				(304.5)					(504.1)	(92.3)	(42.4)
Less: Net income attributable to noncontrolling interests		0.0				0.0					0.0	0.0	0.0
Net income (loss) attributable to AK Steel Holding Corporation		(12.3)				(304.5)					(504.1)	(92.3)	(42.4)
Other comprehensive income (loss)		(1.0)				(10.2)					17.2	(527.8)	322.3
Comprehensive income (loss) attributable to AK Steel Holding Corporation		(13.3)				(314.7)					(486.9)	(620.1)	279.9
Current assets:
Cash and cash equivalents		27.0	27.0		35.0	28.5	28.5			16.8	28.5	16.8	203.6	85.9	27.0	35.0	28.5	16.8	203.6
Accounts receivable, net														452.9	411.9		606.2
Inventory, net														992.6	1,149.6		1,080.5
Other current assets														68.0	75.6		67.9
Total current assets														1,599.4	1,664.1		1,783.1
Property, plant and equipment														5,785.5	5,763.8		5,695.8
Accumulated depreciation														(4,264.1)	(4,218.0)		(4,040.8)
Property, plant and equipment, net														1,521.4	1,545.8		1,655.0
Other non-current assets:
Investments in affiliates															42.6		84.5
Investment in subsidiaries														1,380.2	1,346.0		1,582.4
Inter-company accounts														(3,390.4)	(3,600.9)		(3,420.4)
Other non-current assets															83.0		174.4
Other non-current assets														121.2	125.6
TOTAL ASSETS														1,231.8	1,080.6		1,859.0
Current liabilities:
Accounts payable														609.8	669.0		754.9
Accrued liabilities														252.4	242.3		244.6
Current portion of pension and other postretirement benefit obligations														78.1	77.3		55.3
Total current liabilities														940.3	988.6		1,054.8
Non-current liabilities:
Long-term debt														2,336.4	2,354.1		2,422.0
Pension and other postretirement benefit obligations														1,129.0	1,143.6		1,221.3
Other non-current liabilities														137.2	135.3		131.8
TOTAL LIABILITIES														4,542.9	4,621.6		4,829.9
Equity (deficit):
Total stockholders' equity (deficit)														(3,311.1)	(3,541.0)		(2,970.9)
Noncontrolling interests														0.0	0.0		0.0
TOTAL EQUITY (DEFICIT)														(3,311.1)	(3,541.0)		(2,970.9)
TOTAL LIABILITIES AND EQUITY (DEFICIT)														1,231.8	1,080.6		1,859.0
Condensed Cash Flows [Abstract]
Net cash flows from operating activities		108.1				(40.7)					49.0	(447.2)	(251.1)
Cash flows from investing activities:
Capital investments		(27.2)				(26.2)					(85.0)	(63.1)	(39.2)
Investments in Magnetation joint venture												0.0	0.0
Investments in acquired business, net of cash acquired												(690.3)
Proceeds from sale of equity investee											25.0
Proceeds from AFSG Holdings, Inc. distribution											0.0
Other investing items, net		0.0				(5.7)					12.5	13.6	8.5
Net cash flows from investing activities		(27.2)				(31.9)					(47.5)	(739.8)	(30.7)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility		(30.0)				75.0					(55.0)	515.0	90.0
Proceeds from issuance of long-term debt												427.1	31.9
Redemption of long-term debt											(14.1)	(0.8)	(27.4)
Proceeds from issuance of common stock												0.0
Debt issuance costs												(15.5)	(3.4)
Inter-company activity		8.0				4.1					66.1	272.9	3.9
SunCoke Middletown distributions to noncontrolling interest owners		0.0				0.0					0.0	0.0	0.0
Other financing items, net		0.0				0.0					0.0	0.0	0.0
Net cash flows from financing activities		(22.0)				79.1					(3.0)	1,198.7	95.0
Net increase (decrease) in cash and cash equivalents		58.9				6.5					(1.5)	11.7	(186.8)
Cash and cash equivalents, beginning of year		27.0			35.0	28.5				16.8	28.5	16.8	203.6
Cash and cash equivalents, end of year		85.9	27.0			35.0	28.5				27.0	28.5	16.8
Guarantor Subsidiaries of the Senior Notes [Member]
Condensed Statements of Operations [Abstract]
Net sales		61.5				66.3					256.2	326.4	261.5
Cost of products sold (exclusive of items shown separately below)		40.5				43.1					165.7	244.4	189.0
Selling and administrative expenses (exclusive of items shown separately below)		3.4				3.7					13.1	11.9	10.5
Depreciation		2.0				1.9					7.4	5.0	4.3
Pension and OPEB expense (income) (exclusive of corridor charges shown below)		0.0				0.0					0.0	0.0	0.0
Pension and OPEB net corridor charge											0.0	0.0
Charge for facility idling											0.0
Total operating costs		45.9				48.7					186.2	261.3	203.8
Operating profit (loss)		15.6				17.6					70.0	65.1	57.7
Interest expense		0.0				0.0					0.0	0.0	0.0
Impairment of Magnetation investment						0.0					0.0
Impairment of AFSG investment											0.0
Other income (expense)		2.0				1.6					6.6	6.5	6.1
Income (loss) before income taxes		17.6				19.2					76.6	71.6	63.8
Income tax expense (benefit)		6.7				7.7					29.1	28.6	20.1
Equity in net income (loss) of subsidiaries		0.0				0.0					0.0	0.0	0.0
Net income (loss)		10.9				11.5					47.5	43.0	43.7
Less: Net income attributable to noncontrolling interests		0.0				0.0					0.0	0.0	0.0
Net income (loss) attributable to AK Steel Holding Corporation		10.9				11.5					47.5	43.0	43.7
Other comprehensive income (loss)		0.0				0.0					0.0	0.0	0.0
Comprehensive income (loss) attributable to AK Steel Holding Corporation		10.9				11.5					47.5	43.0	43.7
Current assets:
Cash and cash equivalents		5.7	5.7		10.2	4.5	4.5			0.0	4.5	0.0	0.0	3.7	5.7	10.2	4.5	0.0	0.0
Accounts receivable, net														29.1	26.3		29.5
Inventory, net														40.5	39.7		42.0
Other current assets														1.3	0.3		0.3
Total current assets														74.6	72.0		76.3
Property, plant and equipment														169.1	168.6		162.3
Accumulated depreciation														(82.2)	(80.3)		(72.9)
Property, plant and equipment, net														86.9	88.3		89.4
Other non-current assets:
Investments in affiliates															0.0		0.0
Investment in subsidiaries														0.0	0.0		0.0
Inter-company accounts														1,437.8	1,398.1		1,329.2
Other non-current assets															33.0		33.0
Other non-current assets														32.8	33.0
TOTAL ASSETS														1,632.1	1,591.4		1,527.9
Current liabilities:
Accounts payable														13.2	11.7		20.2
Accrued liabilities														5.6	6.5		12.2
Current portion of pension and other postretirement benefit obligations														0.0	0.0		0.0
Total current liabilities														18.8	18.2		32.4
Non-current liabilities:
Long-term debt														0.0	0.0		0.0
Pension and other postretirement benefit obligations														0.0	0.0		0.0
Other non-current liabilities														0.9	0.9		0.3
TOTAL LIABILITIES														19.7	19.1		32.7
Equity (deficit):
Total stockholders' equity (deficit)														1,612.4	1,572.3		1,495.2
Noncontrolling interests														0.0	0.0		0.0
TOTAL EQUITY (DEFICIT)														1,612.4	1,572.3		1,495.2
TOTAL LIABILITIES AND EQUITY (DEFICIT)														1,632.1	1,591.4		1,527.9
Condensed Cash Flows [Abstract]
Net cash flows from operating activities		9.3				9.4					50.6	38.1	50.4
Cash flows from investing activities:
Capital investments		(0.8)				(0.7)					(9.0)	(5.3)	(1.7)
Investments in Magnetation joint venture												0.0	0.0
Investments in acquired business, net of cash acquired												0.0
Proceeds from sale of equity investee											0.0
Proceeds from AFSG Holdings, Inc. distribution											0.0
Other investing items, net		0.0				0.0					0.0	0.0	0.3
Net cash flows from investing activities		(0.8)				(0.7)					(9.0)	(5.3)	(1.4)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility		0.0				0.0					0.0	0.0	0.0
Proceeds from issuance of long-term debt												0.0	0.0
Redemption of long-term debt											0.0	0.0	0.0
Proceeds from issuance of common stock												0.0
Debt issuance costs												0.0	0.0
Inter-company activity		(10.5)				(3.0)					(40.4)	(28.3)	(49.0)
SunCoke Middletown distributions to noncontrolling interest owners		0.0				0.0					0.0	0.0	0.0
Other financing items, net		0.0				0.0					0.0	0.0	0.0
Net cash flows from financing activities		(10.5)				(3.0)					(40.4)	(28.3)	(49.0)
Net increase (decrease) in cash and cash equivalents		(2.0)				5.7					1.2	4.5	0.0
Cash and cash equivalents, beginning of year		5.7			10.2	4.5				0.0	4.5	0.0	0.0
Cash and cash equivalents, end of year		3.7	5.7			10.2	4.5				5.7	4.5	0.0
Other Non-Guarantor Subsidiaries [Member]
Condensed Statements of Operations [Abstract]
Net sales		115.3				123.9					533.0	553.9	568.8
Cost of products sold (exclusive of items shown separately below)		87.0				96.8					425.1	439.6	463.3
Selling and administrative expenses (exclusive of items shown separately below)		5.7				5.9					22.6	27.7	26.2
Depreciation		5.3				5.1					20.9	20.8	16.4
Pension and OPEB expense (income) (exclusive of corridor charges shown below)		0.0				0.0					0.0	0.0	0.0
Pension and OPEB net corridor charge											0.0	0.0
Charge for facility idling											0.0
Total operating costs		98.0				107.8					468.6	488.1	505.9
Operating profit (loss)		17.3				16.1					64.4	65.8	62.9
Interest expense		0.5				0.5					2.0	2.6	1.5
Impairment of Magnetation investment						(256.3)					(256.3)
Impairment of AFSG investment											(41.6)
Other income (expense)		1.4				(15.7)					(11.6)	(9.9)	(1.6)
Income (loss) before income taxes		18.2				(256.4)					(247.1)	53.3	59.8
Income tax expense (benefit)		0.1				(6.3)					(4.6)	(2.9)	(2.0)
Equity in net income (loss) of subsidiaries		0.2				0.4					0.6	(0.7)	0.0
Net income (loss)		18.3				(249.7)					(241.9)	55.5	61.8
Less: Net income attributable to noncontrolling interests		18.0				15.5					62.8	62.8	64.2
Net income (loss) attributable to AK Steel Holding Corporation		0.3				(265.2)					(304.7)	(7.3)	(2.4)
Other comprehensive income (loss)		1.5				(3.2)					(3.1)	(3.7)	1.2
Comprehensive income (loss) attributable to AK Steel Holding Corporation		1.8				(268.4)					(307.8)	(11.0)	(1.2)
Current assets:
Cash and cash equivalents		23.9	23.9		44.2	37.2	37.2			28.5	37.2	28.5	23.4	23.4	23.9	44.2	37.2	28.5	23.4
Accounts receivable, net														32.2	29.2		35.4
Inventory, net														47.5	47.0		57.7
Other current assets														2.5	2.5		2.9
Total current assets														105.6	102.6		133.2
Property, plant and equipment														533.8	533.6		530.3
Accumulated depreciation														(86.4)	(81.2)		(61.5)
Property, plant and equipment, net														447.4	452.4		468.8
Other non-current assets:
Investments in affiliates															28.1		304.2
Investment in subsidiaries														68.4	68.2		66.6
Inter-company accounts														(465.4)	(453.5)		(483.4)
Other non-current assets															5.0		60.7
Other non-current assets														35.2	33.1
TOTAL ASSETS														191.2	202.8		550.1
Current liabilities:
Accounts payable														21.0	23.7		28.7
Accrued liabilities														12.0	12.7		9.7
Current portion of pension and other postretirement benefit obligations														0.3	0.4		0.3
Total current liabilities														33.3	36.8		38.7
Non-current liabilities:
Long-term debt														0.0	0.0		0.0
Pension and other postretirement benefit obligations														3.4	3.3		4.0
Other non-current liabilities														0.3	0.2		0.4
TOTAL LIABILITIES														37.0	40.3		43.1
Equity (deficit):
Total stockholders' equity (deficit)														(224.7)	(219.5)		91.5
Noncontrolling interests														378.9	382.0		415.5
TOTAL EQUITY (DEFICIT)														154.2	162.5		507.0
TOTAL LIABILITIES AND EQUITY (DEFICIT)														191.2	202.8		550.1
Condensed Cash Flows [Abstract]
Net cash flows from operating activities		16.5				34.1					108.1	92.4	129.6
Cash flows from investing activities:
Capital investments		(0.8)				(1.4)					(5.0)	(12.7)	(22.7)
Investments in Magnetation joint venture												(100.0)	(50.0)
Investments in acquired business, net of cash acquired												0.0
Proceeds from sale of equity investee											0.0
Proceeds from AFSG Holdings, Inc. distribution											14.0
Other investing items, net		(0.1)				0.1					0.0	0.0	6.3
Net cash flows from investing activities		(0.9)				(1.3)					9.0	(112.7)	(66.4)
Cash flows from financing activities:
Net borrowings (repayments) under credit facility		0.0				0.0					0.0	0.0	0.0
Proceeds from issuance of long-term debt												0.0	0.0
Redemption of long-term debt											0.0	0.0	0.0
Proceeds from issuance of common stock												0.0
Debt issuance costs												0.0	0.0
Inter-company activity		5.0				(7.5)					(34.1)	93.7	5.4
SunCoke Middletown distributions to noncontrolling interest owners		(21.1)				(18.3)					(96.3)	(61.0)	(64.8)
Other financing items, net		0.0				0.0					0.0	(3.7)	1.3
Net cash flows from financing activities		(16.1)				(25.8)					(130.4)	29.0	(58.1)
Net increase (decrease) in cash and cash equivalents		(0.5)				7.0					(13.3)	8.7	5.1
Cash and cash equivalents, beginning of year		23.9			44.2	37.2				28.5	37.2	28.5	23.4
Cash and cash equivalents, end of year		23.4	23.9			44.2	37.2				23.9	37.2	28.5
Eliminations [Member]
Condensed Statements of Operations [Abstract]
Net sales		(126.2)				(141.8)					(594.5)	(658.8)	(599.2)
Cost of products sold (exclusive of items shown separately below)		(113.3)				(140.7)					(543.7)	(613.9)	(556.6)
Selling and administrative expenses (exclusive of items shown separately below)		(11.4)				(12.9)					(49.1)	(48.0)	(40.8)
Depreciation		0.0				0.0					0.0	0.0	0.0
Pension and OPEB expense (income) (exclusive of corridor charges shown below)		0.0				0.0					0.0	0.0	0.0
Pension and OPEB net corridor charge											0.0	0.0
Charge for facility idling											0.0
Total operating costs		(124.7)				(153.6)					(592.8)	(661.9)	(597.4)
Operating profit (loss)		(1.5)				11.8					(1.7)	3.1	(1.8)
Interest expense		0.0				0.0					0.0	0.0	0.0
Impairment of Magnetation investment						0.0					0.0
Impairment of AFSG investment											0.0
Other income (expense)		0.0				0.0					0.0	0.0	0.0
Income (loss) before income taxes		(1.5)				11.8					(1.7)	3.1	(1.8)
Income tax expense (benefit)		(0.6)				4.8					(0.7)	1.2	(0.7)
Equity in net income (loss) of subsidiaries		0.8				551.1					762.3	54.7	2.2
Net income (loss)		(0.1)				558.1					761.3	56.6	1.1
Less: Net income attributable to noncontrolling interests		0.0				0.0					0.0	0.0	0.0
Net income (loss) attributable to AK Steel Holding Corporation		(0.1)				558.1					761.3	56.6	1.1
Other comprehensive income (loss)		(0.5)				13.4					(14.1)	531.5	(323.5)
Comprehensive income (loss) attributable to AK Steel Holding Corporation		(0.6)				571.5					747.2	588.1	(322.4)
Current assets:
Cash and cash equivalents		0.0	0.0		0.0	0.0	0.0			0.0	0.0	0.0	0.0	0.0	0.0	$ 0.0	0.0	$ 0.0	$ 0.0
Accounts receivable, net														(25.5)	(22.5)		(26.8)
Inventory, net														(11.7)	(10.0)		(8.1)
Other current assets														0.0	0.0		0.0
Total current assets														(37.2)	(32.5)		(34.9)
Property, plant and equipment														0.0	0.0		0.0
Accumulated depreciation														0.0	0.0		0.0
Property, plant and equipment, net														0.0	0.0		0.0
Other non-current assets:
Investments in affiliates															0.0		0.0
Investment in subsidiaries														1,862.5	2,126.8		1,321.9
Inter-company accounts														97.4	92.9		96.5
Other non-current assets															0.0		0.0
Other non-current assets														0.0	0.0
TOTAL ASSETS														1,922.7	2,187.2		1,383.5
Current liabilities:
Accounts payable														(0.7)	(1.0)		(0.7)
Accrued liabilities														0.0	0.0		0.0
Current portion of pension and other postretirement benefit obligations														0.0	0.0		0.0
Total current liabilities														(0.7)	(1.0)		(0.7)
Non-current liabilities:
Long-term debt														0.0	0.0		0.0
Pension and other postretirement benefit obligations														0.0	0.0		0.0
Other non-current liabilities														0.0	0.0		0.0
TOTAL LIABILITIES														(0.7)	(1.0)		(0.7)
Equity (deficit):
Total stockholders' equity (deficit)														1,923.4	2,188.2		1,384.2
Noncontrolling interests														0.0	0.0		0.0
TOTAL EQUITY (DEFICIT)														1,923.4	2,188.2		1,384.2
TOTAL LIABILITIES AND EQUITY (DEFICIT)														$ 1,922.7	$ 2,187.2		$ 1,383.5
Condensed Cash Flows [Abstract]
Net cash flows from operating activities		4.1				(4.1)					(3.7)	(2.7)	(35.6)
Cash flows from investing activities:
Capital investments		0.0				0.0					0.0	0.0	0.0
Investments in Magnetation joint venture												0.0	0.0
Investments in acquired business, net of cash acquired												0.0
Proceeds from sale of equity investee											0.0
Proceeds from AFSG Holdings, Inc. distribution											0.0
Other investing items, net		0.0				0.0					0.0	0.0	0.0
Net cash flows from investing activities		0.0				0.0					0.0	0.0	0.0
Cash flows from financing activities:
Net borrowings (repayments) under credit facility		0.0				0.0					0.0	0.0	0.0
Proceeds from issuance of long-term debt												0.0	0.0
Redemption of long-term debt											0.0	0.0	0.0
Proceeds from issuance of common stock												0.0
Debt issuance costs												0.0	0.0
Inter-company activity		(4.1)				4.1					3.7	2.7	35.6
SunCoke Middletown distributions to noncontrolling interest owners		0.0				0.0					0.0	0.0	0.0
Other financing items, net		0.0				0.0					0.0	0.0	0.0
Net cash flows from financing activities		(4.1)				4.1					3.7	2.7	35.6
Net increase (decrease) in cash and cash equivalents		0.0				0.0					0.0	0.0	0.0
Cash and cash equivalents, beginning of year		0.0			$ 0.0	0.0				$ 0.0	0.0	0.0	0.0
Cash and cash equivalents, end of year		$ 0.0	$ 0.0			$ 0.0	$ 0.0				$ 0.0	$ 0.0	$ 0.0
Senior Secured Notes Due December 2018 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)														8.75%	8.75%		8.75%
Senior Notes Due May 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)														7.625%	7.625%		7.625%
Senior Notes Due October 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)	7.625%													7.625%	7.625%		7.625%
Senior Notes Due April 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)														8.375%	8.375%		8.375%
Exchangeable Senior Notes Due November 2019 [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Interest Rate, Stated Percentage (in hundredths)														5.00%	5.00%		5.00%